UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Liberty Capital Management
           -----------------------------------------------------
Address:   255 South Old Woodward
           Suite 204
           Birmingham, MI 48009

           -----------------------------------------------------

Form 13F File Number: 28-03742
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles W. Brown
         ---------------------------------
Title:   Vice President
         ---------------------------------
Phone:   248.258.9290
         ---------------------------------

Signature, Place, and Date of Signing:

/s/ Charles W. Brown               Birmingham, MI            08/02/2007
--------------------               --------------            ----------
     [Signature]                    [City, State]              [Date]

Report  Type  (Check  only  one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number Name

28-_03742___________   ________________________________________
         [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:             0
                                         ------------

Form 13F Information Table Entry Total:      100
                                         ------------

Form 13F Information Table Value Total:  $115,901,000
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ -----
ABBOTT LABS COM                COM              002824100     2882   53825 SH       SOLE             53825
AFFILIATED COMPUTER CL A       CL A             008190100      600   10575 SH       SOLE             10575
AFLAC INC COM                  COM              001055102     3268   63579 SH       DEFINED          63229    350
ALTRA HOLDINGS INC COM         COM              02208r106      201   11606 SH       SOLE             11606
ALTRIA GROUP INC               COM              02209s103     1857   26476 SH       SOLE             26476
AMERICAN EXPRESS CO COM        COM              025816109      783   12800 SH       SOLE             12800
AMERICAN INTL GROUP COM        COM              026874107     2531   36144 SH       SOLE             36144
AMERICAN TEL&TELEG CO COM      COM              00206r102      546   13150 SH       SOLE             13150
AMGEN INC COM                  COM              031162100     1410   25500 SH       SOLE             25500
APPLEBEES INTL INC COM         COM              037899101      586   24322 SH       SOLE             24322
APPLIED MATLS INC COM          COM              038222105     1442   72567 SH       DEFINED          67767   4800
AUTOMATIC DATA PROCESS COM     COM              053015103      665   13726 SH       SOLE             13726
BANK OF AMERICA                COM              060505104     1501   30700 SH       SOLE             30700
BAXTER INTL INC COM            COM              071813109      958   17004 SH       SOLE             17004
BIOMET INC COM                 COM              090613100      512   11200 SH       SOLE             11200
BRITISH PETE PLC AMERN SH      ADR              055622104      345    4778 SH       SOLE              4778
CENTURYTEL INC                 COM              156700106      591   12039 SH       SOLE             12039
CHEVRONTEXACO CORP COM         COM              166764100     2890   34309 SH       DEFINED          33609          700
CHURCH & DWIGHT INC COM        COM              171340102     2633   54326 SH       DEFINED          53726    600
CIMAREX ENERGY CO COM          COM              171798101     1245   31600 SH       SOLE             31600
CITIGROUP INC COM              COM              172967101     1688   32913 SH       DEFINED          32912            1
COHEN & STEERS                 COM              19247x100      311   11500 SH       SOLE             11500
COHEN & STEERS QTY RLY COM     COM              19247l106      263   12600 SH       SOLE             12600
COMERICA INC COM               COM              200340107      693   11657 SH       DEFINED          11537          120
CONSTELLATION BRANDS CL A      CL A             21036p108     1726   71100 SH       SOLE             71100
COSTCO WHSL CORP NEW COM       COM              22160k105      249    4250 SH       SOLE              4250
CVS CORP COM                   COM              126650100     2634   72257 SH       SOLE             72257
DANAHER CORP DEL COM           COM              235851102     2803   37126 SH       SOLE             37126
DENTSPLY INTL INC NEW COM      COM              249030107     2145   56052 SH       SOLE             56052
DIGITAL RIV INC COM            COM              25388b104      776   17150 SH       DEFINED          16500    650
EMERSON ELEC CO COM            COM              291011104      415    8860 SH       SOLE              8860
EXXON MOBIL CORP COM           COM              30231g102     2474   29495 SH       DEFINED          25661         3834
FIRST DATA CORP COM            COM              319963104      624   19095 SH       SOLE             19095
FISERV INC COM                 COM              337738108      574   10100 SH       DEFINED           9450    650
FORD MTR CO DEL COM PAR $0.01  COM              345370860      155   16478 SH       SOLE             16478
FRANKLIN ELEC INC COM          COM              353514102      356    7550 SH       SOLE              7550
FRANKLIN RES INC COM           COM              354613101      881    6651 SH       SOLE              6651
GENERAL ELEC CO COM            COM              369604103     2557   66807 SH       DEFINED          64307         2500
GENWORTH FINL INC COM CL A     CL A             37247d106     2008   58372 SH       SOLE             58372
GRACO INC COM                  COM              384109104      902   22401 SH       SOLE             22401
HARLEY DAVIDSON INC COM        COM              412822108     1439   24142 SH       SOLE             24142
HEALTH CARE REIT INC COM       COM              42217k106      507   12550 SH       SOLE             12550
HEWLETT PACKARD                COM              428236103      209    4692 SH       SOLE              4692
HOSPIRA INC COM                ETF              441060100      380    9739 SH       SOLE              9739
HSBC HLDGS PLC SPON ADR NEW    ADR              404280406      414    4515 SH       SOLE              4515
INDIA FD INC COM               ETF              454089103      986   22595 SH       DEFINED          22395    200
INTEL CORP COM                 COM              458140100      521   21946 SH       SOLE             21946
INTERNATIONAL BUS MACH COM     COM              459200101     2040   19385 SH       SOLE             19385
INTUIT COM                     COM              461202103      903   30025 SH       SOLE             30025
ISHARES INC MSCI JAPAN         ETF              464286848      479   32995 SH       SOLE             32995
ISHARES INC MSCI PAC EX-J IDX  ETF              464286665      375    2560 SH       SOLE              2560
ISHARES TR COHEN&ST RLTY       ETF              464287564      905   10000 SH       SOLE             10000
ISHARES TR FTSE XNHUA IDX      ETF              464287184     1049    8140 SH       DEFINED           8040    100
CHINA
ISHARES TR MSCI EAFE IDX EU,   ETF              464287465     1435   17768 SH       SOLE             17768
ASIA,
ISHARES TR MSCI EMERG MKT      ETF              464287234     1074    8155 SH       SOLE              8155
ISHARES TR RUSSELL MCP GR      ETF              464287234     1080    9479 SH       SOLE              9479
ISHARES TR RUSSELL MCP VL      ETF              464287473      690    4381 SH       SOLE              4381
ISHARES TR RUSSELL1000 GRW     ETF              464287614      336    5677 SH       SOLE              5677
ISHARES TR S&P LATIN AM 40     ETF              464287390      547    2565 SH       SOLE              2565
ISHARES TR S&P SMLCP GROW      ETF              464287887      277    1957 SH       SOLE              1957
JOHNSON & JOHNSON COM          COM              478160104     2933   47598 SH       SOLE             47598
JOHNSON CTLS INC COM           COM              478366107      369    3191 SH       SOLE              3191
KIMBERLY CLARK CORP COM        COM              494368103      381    5700 SH       DEFINED           5100          600
KINDER MORGAN ENERGY UT LTD    COM              494550106     1224   22175 SH       SOLE             22175
PARTNER
KRAFT FOODS INC CL A           CL A             50075n104      379   10761 SH       SOLE             10761
LEGGETT & PLATT INC COM        COM              524660107     1234   55967 SH       DEFINED            400        55567
LINEAR TECHNOLOGY CORP COM     COM              535678106      292    8075 SH       DEFINED           6075   2000
LOWES COS INC COM              COM              548661107     1826   59508 SH       SOLE             59508
MBT FINANCIAL CORP             COM              578877102     1216   86362 SH       SOLE             86362
MCDONALDS CORP COM             COM              580135101      687   13536 SH       SOLE             13536
MEDCO HEALTH SOLUTIONS COM     COM              58405u102     2443   31327 SH       DEFINED          30025         1302
MEDTRONIC INC COM              COM              585055106     1269   24473 SH       SOLE             24473
MICROSOFT CORP COM             COM              594918104     1926   65370 SH       SOLE             65370
MINNESOTA MNG & MFG CO COM     COM              88579y101      208    2400 SH       SOLE              2400
MONEYGRAM INTL INC COM         COM              60935y109      433   15501          DEFINED          14801    700
MONSANTO CO NEW COM            COM              61166w101      493    7300          SOLE              7300
MORGAN J P CHASE CO INC COM    COM              46625h100      557   11488          SOLE             11488
NOVARTIS A G SPONSORED ADR     ADR              66987v106      230    4100          SOLE              4100
PENN WEST ENERGY TR TR UNIT    LP               707885109      250    7480          SOLE              7480
PEPSICO INC COM                COM              713448108     3459   53335          DEFINED          53260     75
PFIZER INC COM                 COM              717081103      220    8606          SOLE              8606
PITNEY BOWES INC COM           COM              724479100      430    9187          SOLE              9187
POWERSHARES     TRUST SER 1    ETF              73935a104      474    9950          SOLE              9950
PROCTER & GAMBLE CO COM        COM              742718109     3275   53529          DEFINED          44105         9424
QUALCOMM INC COM               COM              747525103      639   14725          DEFINED          14025    700
SCHLUMBERGER LTD COM           COM              806857108      422    4974          SOLE              4974
STRYKER CORP COM               COM              863667101     2305   36528          SOLE             36528
SYSCO CORP COM                 COM              871829107     1906   57764          SOLE             57764
T ROWE PRICE GROUP INC         COM              74144t108     1723   33201          SOLE             33201
UNITED PARCEL SERVICE CL B     CL B             911312106     2165   29655          SOLE             29655
UNITED TECHNOLOGIES CP COM     COM              913017109     2329   32839          SOLE             32839
VANGUARD SECTOR INDEX ENERGY   ETF              92204a306      733    7250          SOLE              7250
VIPERS
VANGUARD SECTOR INDEX INF TECH ETF              92204a702      981   17025          SOLE             17025
VIPE
VERIZON COMMUNICATIONS COM     COM              92343v104      851   20681          DEFINED           3774        16907
WACHOVIA CORP COM              COM              929903102      605   11800          SOLE             11800
WAL MART STORES INC COM        COM              931142103      306    6369          SOLE              6369
WALGREEN                       COM              931422109     2420   55591          DEFINED          52591   3000
WELLS FARGO & CO NEW COM       COM              949746101     2910   82753          SOLE             82753
WYETH                          COM              983024100      705   12300          SOLE             12300
ZIMMER HLDGS INC COM           COM              98956p102     1366   16087          SOLE             16087